Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital [Abstract]
SHARE CAPITAL

NOTE 21:SHARE CAPITAL

Common shares

The Company’s authorized share capital consists of an unlimited number of common shares and without par value. As of December 31, 2022, the Company had 224,200,000 issued and outstanding common shares (December 31, 2021: 194,806,000).

Warrants

Details of the outstanding warrants are as follows:

	Year ended December 31,
	2022		2021
	Number of warrants	Weighted average exercise price (USD)	Number of warrants	Weighted average exercise price (USD)
Outstanding, January 1,	19,428,000	4.16	6,053,000	0.41
Granted	25,000	3.47	40,332,000	3.37
Exercised	—	—	(26,957,000)	2.13
Expired	(300,000)	1.19	—	—
Outstanding, December 31,	19,153,000	4.21	19,428,000	4.16

The weighted average contractual life of the warrants as of December 31, 2022 was 1.4 years (December 31, 2021: 2.4 years).

Significant transactions

i.	Garlock Acquisition

During the three months ended March 31, 2022, the Company acquired a building in Quebec referred to as “Garlock” in exchange for cash consideration of $1,783 and the issuance of 25,000 warrants granted with a strike price of $3.47 that have a contractual life of 2 years.

ii.	At-The-Market Equity Offering Program

Bitfarms commenced an at-the-market equity offering program on August 16, 2021, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company, resulting in the Company receiving aggregate proceeds of up to $500,000. During the year ended December 31, 2021, the Company issued 23,923,000 common shares in exchange for gross proceeds of $150,296 at an average share price of approximately $6.28. The Company received net proceeds of $145,601 after paying commissions of $4,509 to the Company’s agent, in addition to $186 of other transaction fees. During the year ended December 31, 2022, the Company issued 29,324,000 common shares in exchange for gross proceeds of $55,960 at an average share price of approximately $1.91. The Company received net proceeds of $54,086 after paying commissions of $1,791 to the Company’s agent and $83 in other transaction costs.

iii.	Employee Stock Options

During the year ended December 31, 2022, employees, directors, consultants and former employees exercised stock options to acquire 70,000 common shares (December 31, 2021: 6,074,000) resulting in proceeds of approximately $21 (December 31, 2021: $6,177) being paid to the Company.

Significant transactions (Continued)

iv.	Dominion Capital loan

In January 2021, Dominion Capital exercised their option to convert $5,000 of debt into 8,475,000 common shares. In January and February 2021, Dominion Capital exercised all of their remaining outstanding warrants resulting in the issuance of 5,251,000 common shares for proceeds of approximately $1,500. The warrant exercises described above include the cashless exercise of 1,667,000 warrants resulting in the issuance of 1,501,000 common shares. The Dominion Capital loan was fully repaid by the Company in February 2021. For more details on the loan, refer to Note 17d.

v.	2021 private placements

In January, February and May 2021, the Company completed four private placements for total gross proceeds of CAD$155,000 in exchange for 40,187,000 Common Shares and 36,649,000 warrants to purchase common shares.

In February 2021, 8,889,000 warrants and 615,000 of the 711,000 broker warrants related to the private placement that closed on January 7, 2021, were exercised resulting in the issuance of 9,504,000 common shares for proceeds of approximately $20,611 (CAD$26,172).

In March 2021, 5,028,000 warrants related to the private placement closed on January 14, 2021 were exercised resulting in the issuance of 5,028,000 common shares for proceeds of approximately $15,587. In addition, 800,000 of the 925,000 broker warrants issued in connection with the private placement on February 10, 2021 were exercised resulting in the issuance of 800,000 common shares for proceeds of $2,712.

In August 2021, 5,405,000 warrants related to the private placement closed on February 7, 2021, were exercised resulting in the issuance of 5,405,000 common shares for proceeds of approximately $16,268.

In total, 20,737,000 warrants relating to the private placements have been exercised resulting in the issuance of 20,737,000 common shares for proceeds of $55,178.

vi.	Former lessor

During the year ended December 31, 2021, the Company modified the terms of three two-year lease agreements for mining hardware, resulting in the lease liabilities being reclassified to long-term debt. The Company issued 468,000 warrants to the former lessor with an exercise price of $0.40 and expiring in May 2023 for a total cost of $2,160. The cost of these warrants was added to the cost of the leased assets as per Note 18b.

vii.	Other issuances

An additional 415,000 common shares were issued in connection with the business combination described in Note 5, and 2,000 other common shares were issued during the year ended December 31, 2021.